Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Fiscal Year Ended March 31,
	External Customers			Related Parties			Total
(in millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
License and Other Revenue (1)	$1,051	$569	$902	$380	$435	$239	$1,431	$1,004	$1,141
Royalty Revenue	1,458	1,456	1,317	344	219	245	1,802	1,675	1,562
	$2,509	$2,025	$2,219	$724	$654	$484	$3,233	$2,679	$2,703
(1)    Includes over-time revenue of $121 million, $100 million, and $102 million and point-in-time revenue of $1,310 million, $904 million, and $1,039 million for the fiscal years ended March 31, 2024, 2023, and 2022, respectively.

Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
United States	$1,413	$1,088	$1,243
PRC (1)	697	657	476
Taiwan	522	359	431
Republic of Korea	308	241	226
Other countries	293	334	327
Total	$3,233	$2,679	$2,703
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of March 31,
(in millions)	2024	2023
Trade receivables	$405	$625
Royalty receivables	379	377
Total gross receivables	784	1,002
Allowance for current expected credit losses	(3)	(3)
Total accounts receivables, net	$781	$999

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of April 1, 2021	$12
Additional provision	28
Balance as of March 31, 2022	$40
Reversal of provision	(34)
Amounts written off during the year as uncollectible	(3)
Balance as of March 31, 2023	$3
Additional provision	—
Balance as of March 31, 2024	$3

Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2022	$1,126
Customer prepayment and billing in advance of performance	209
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(128)
Revenue recognized in the period that was included in the contract liability balance during the period	(105)
Effect of disposal (Note 21 - Related Party Transactions)	(2)
Balance as of March 31, 2023	$1,100
Customer prepayment and billing in advance of performance	198
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(226)
Revenue recognized in the period that was included in the contract liability balance during the period	(157)
Balance as of March 31, 2024	$915